DISCLOSURE OF OTHER INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortization	$ 407,422	$ 421,551	$ 409,387
Maintenance costs	430	3,739	1,307
Wages and salaries	602,936	542,981	506,993
Total	3,722,749	3,574,532	3,498,905
Total	556,805	523,300	496,473
Fees (legal and technical advisors)	3,832	3,882	5,087
Maintenance and repair	430	3,739	1,307
Total	561,284	521,294	474,469
Cost Of Sales [Member]
Timber	691,129	725,114	736,399
Forestry labor costs	672,233	631,276	600,320
Depreciation and amortization	377,557	389,847	377,983
Maintenance costs	280,715	262,764	313,500
Chemical costs	560,241	517,478	479,335
Sawmill Services	140,106	109,776	117,340
Other Raw Materials	228,701	188,874	221,950
Other Indirect costs	185,424	178,447	143,074
Energy and fuel	207,712	186,041	139,527
Cost of electricity	34,301	42,008	39,960
Wages and salaries	344,630	342,907	329,517
Total	3,722,749	3,574,532	3,498,905
Maintenance and repair	280,715	262,764	313,500
Distribution cost [Member]
Selling costs	39,402	39,175	33,557
Commissions	14,629	14,880	13,880
Insurance	4,266	3,620	3,216
Provision for doubtful accounts	3,144	(245)	910
Other selling costs	17,363	20,920	15,551
Shipping and freight costs	517,403	484,125	462,916
Port services	28,064	30,996	28,028
Freights	440,886	409,801	382,894
Other shipping and freight costs (internation, warehousing, stowage, customs and other costs)	48,453	43,328	51,994
Total	556,805	523,300	496,473
Administrative expenses [Member]
Depreciation and amortization	27,879	28,210	29,285
Maintenance costs	6,973	5,579	7,617
Wages and salaries	247,927	218,720	198,042
Insurance	15,538	17,122	21,526
Marketing, advertising, promotion and publications expenses	12,650	10,046	9,937
Computer services	27,434	27,193	27,735
Lease rentals (offices, other property and vehicles)	14,249	14,195	13,391
Donations, contributions, scholarships	13,952	12,772	10,396
Fees (legal and technical advisors)	51,039	43,107	43,809
Property taxes, city permits and rights	17,645	17,281	15,962
Cleaning services, security services and transportation	24,089	25,153	26,975
Third-party variable services (maneuvers, logistics)	43,573	46,097	40,277
Basic services	9,467	8,423	8,653
Maintenance and repair	6,973	5,579	7,617
Seminars, courses, training materials	3,117	2,526	3,560
Other administration expenses (travels, clothing and safety equipment, enviromental expenses, audits and others)	45,752	44,870	17,304
Total	$ 561,284	$ 521,294	$ 474,469